Quarterly Holdings Report
for
Fidelity® Short Duration High Income Fund
January 31, 2024
SDH-NPRT3-0324
1.969440.110
Corporate Bonds - 83.0%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.7%
Broadcasting - 0.7%
DISH Network Corp. 3.375% 8/15/26	2,700,000	1,566,000
Nonconvertible Bonds - 82.3%
Aerospace - 4.4%
Bombardier, Inc.:
6% 2/15/28 (b)	125,000	121,782
7.125% 6/15/26 (b)	1,552,000	1,564,933
7.875% 4/15/27 (b)	870,000	868,887
Howmet Aerospace, Inc.:
5.9% 2/1/27	455,000	461,656
6.875% 5/1/25	1,248,000	1,268,480
Rolls-Royce PLC 5.75% 10/15/27 (b)	475,000	475,258
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	210,000	220,408
TransDigm, Inc.:
5.5% 11/15/27	1,235,000	1,205,669
6.25% 3/15/26 (b)	865,000	859,117
6.75% 8/15/28 (b)	2,935,000	2,979,009
7.5% 3/15/27	25,000	25,065
		10,050,264
Air Transportation - 2.3%
American Airlines, Inc. 7.25% 2/15/28 (b)	380,000	385,153
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	2,100,000	2,076,923
Rand Parent LLC 8.5% 2/15/30 (b)	1,570,000	1,554,403
United Airlines, Inc. 4.375% 4/15/26 (b)	1,325,000	1,278,149
		5,294,628
Automotive & Auto Parts - 0.7%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)	180,000	182,389
Macquarie AirFinance Holdings:
8.125% 3/30/29 (b)	485,000	503,221
8.375% 5/1/28 (b)	600,000	630,270
Real Hero Merger Sub 2 6.25% 2/1/29 (b)	30,000	26,027
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	295,000	304,676
		1,646,583
Banks & Thrifts - 0.7%
Ally Financial, Inc. 3.875% 5/21/24	970,000	964,335
VistaJet Malta Finance PLC / XO Management Holding, Inc. 7.875% 5/1/27 (b)	385,000	325,325
Western Alliance Bancorp. 3% 6/15/31 (c)	315,000	280,350
		1,570,010
Broadcasting - 2.1%
Clear Channel Outdoor Holdings, Inc. 9% 9/15/28 (b)	1,025,000	1,065,557
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(d)	410,000	27,163
DISH Network Corp. 11.75% 11/15/27 (b)	1,130,000	1,179,388
iHeartCommunications, Inc. 4.75% 1/15/28 (b)	525,000	392,438
Sirius XM Radio, Inc. 3.125% 9/1/26 (b)	1,995,000	1,862,113
Univision Communications, Inc. 8% 8/15/28 (b)	370,000	376,501
		4,903,160
Building Materials - 0.6%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	245,000	235,945
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	355,000	364,553
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	195,000	197,857
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	135,000	134,918
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (b)	185,000	167,120
SRS Distribution, Inc. 4.625% 7/1/28 (b)	95,000	88,617
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)	180,000	187,007
		1,376,017
Cable/Satellite TV - 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (b)	2,425,000	2,338,952
CSC Holdings LLC 5.25% 6/1/24	1,450,000	1,448,117
DISH DBS Corp. 5.25% 12/1/26 (b)	800,000	630,004
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	200,000	191,000
		4,608,073
Capital Goods - 0.5%
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	1,300,000	1,253,478
Chemicals - 3.7%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	590,000	614,544
Compass Minerals International, Inc. 6.75% 12/1/27 (b)	205,000	202,196
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)	371,000	307,930
LSB Industries, Inc. 6.25% 10/15/28 (b)	740,000	702,699
Methanex Corp. 5.125% 10/15/27	900,000	868,377
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)	141,000	140,293
5% 5/1/25 (b)	1,005,000	979,876
5.25% 6/1/27 (b)	400,000	371,982
Rhodia Acetow Management GmbH 10.5% 2/15/27 (b)	130,000	133,312
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	1,995,000	1,852,517
6.625% 5/1/29 (b)	300,000	272,506
SPCM SA 3.125% 3/15/27 (b)	395,000	364,750
The Chemours Co. LLC 5.375% 5/15/27	1,075,000	1,045,726
Tronox, Inc. 4.625% 3/15/29 (b)	530,000	467,940
W.R. Grace Holding LLC 7.375% 3/1/31 (b)	180,000	183,388
		8,508,036
Consumer Products - 1.7%
Coty, Inc. 5% 4/15/26 (b)	1,100,000	1,080,728
Gannett Holdings LLC 6% 11/1/26 (b)	75,000	67,688
Kohl's Corp. 4.25% 7/17/25	70,000	67,988
Mattel, Inc. 5.875% 12/15/27 (b)	460,000	461,688
Newell Brands, Inc. 4.7% 4/1/26	675,000	657,091
Tempur Sealy International, Inc. 4% 4/15/29 (b)	865,000	780,416
TKC Holdings, Inc.:
6.875% 5/15/28 (b)	30,000	27,375
10.5% 5/15/29 (b)	825,000	746,625
		3,889,599
Containers - 2.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)	610,000	549,421
5.25% 8/15/27 (b)	400,000	299,129
5.25% 8/15/27 (b)	500,000	373,911
Ball Corp. 5.25% 7/1/25	700,000	698,212
Berry Global, Inc. 4.875% 7/15/26 (b)	425,000	418,073
BWAY Holding Co.:
7.875% 8/15/26 (b)	525,000	530,488
9.25% 4/15/27 (b)	550,000	530,890
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	750,000	753,803
Sealed Air Corp. 5% 4/15/29 (b)	1,500,000	1,438,636
Sealed Air Corp./Sealed Air Corp. U.S. 6.125% 2/1/28 (b)	515,000	516,826
Trivium Packaging Finance BV 8.5% 8/15/27 (b)	450,000	440,041
		6,549,430
Diversified Financial Services - 3.8%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)	225,000	204,750
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	385,000	406,093
Freedom Mortgage Corp. 6.625% 1/15/27 (b)	250,000	240,105
GGAM Finance Ltd. 7.75% 5/15/26 (b)	1,240,000	1,261,516
Gn Bondco LLC 9.5% 10/15/31 (b)	410,000	404,363
Hightower Holding LLC 6.75% 4/15/29 (b)	150,000	136,293
HTA Group Ltd. 7% 12/18/25 (b)	1,700,000	1,675,031
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	690,000	686,052
5.25% 5/15/27	1,310,000	1,177,363
6.25% 5/15/26	750,000	718,579
Jefferson Capital Holding 9.5% 2/15/29 (b)	185,000	186,327
Navient Corp. 6.75% 6/15/26	250,000	251,149
OneMain Finance Corp.:
3.5% 1/15/27	235,000	215,008
6.875% 3/15/25	1,090,000	1,094,088
		8,656,717
Diversified Media - 0.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	425,000	399,679
Energy - 13.0%
Altus Midstream LP 6.625% 12/15/28 (b)	465,000	471,368
Berry Petroleum Co. LLC 7% 2/15/26 (b)	100,000	97,788
Buckeye Partners LP:
4.125% 3/1/25 (b)	525,000	512,682
4.125% 12/1/27	1,400,000	1,319,907
California Resources Corp. 7.125% 2/1/26 (b)	250,000	252,879
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.75% 7/15/28 (b)	315,000	315,788
11% 4/15/25 (b)	5,000	5,075
Cheniere Energy, Inc. 4.625% 10/15/28	625,000	604,696
Chesapeake Energy Corp. 5.5% 2/1/26 (b)	180,000	179,056
Chord Energy Corp. 6.375% 6/1/26 (b)	100,000	99,994
Citgo Petroleum Corp. 6.375% 6/15/26 (b)	525,000	524,080
Comstock Resources, Inc. 6.75% 3/1/29 (b)	120,000	110,190
Continental Resources, Inc. 2.268% 11/15/26 (b)	100,000	92,349
CrownRock LP/CrownRock Finance, Inc. 5.625% 10/15/25 (b)	850,000	845,827
CVR Energy, Inc.:
5.25% 2/15/25 (b)	590,000	589,263
8.5% 1/15/29 (b)	585,000	585,731
DCP Midstream Operating LP 5.375% 7/15/25	525,000	525,604
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125% 6/1/28 (b)	80,000	76,226
Energy Transfer LP:
6% 2/1/29 (b)	560,000	562,727
7.375% 2/1/31 (b)	525,000	551,849
Energy Ventures GoM LLC / EnVen Finance Corp. 11.75% 4/15/26 (b)	78,000	81,120
EnLink Midstream Partners LP 4.85% 7/15/26	525,000	512,652
EQM Midstream Partners LP:
6% 7/1/25 (b)	147,000	146,684
7.5% 6/1/27 (b)	850,000	874,562
EQT Corp. 3.125% 5/15/26 (b)	175,000	166,322
Genesis Energy LP/Genesis Energy Finance Corp. 8% 1/15/27	1,145,000	1,158,479
Gulfport Energy Corp. 8% 5/17/26	100,000	100,500
Hess Midstream Operations LP 5.625% 2/15/26 (b)	900,000	894,330
HF Sinclair Corp. 6.375% 4/15/27 (b)	105,000	105,439
Kodiak Gas Services LLC 7.25% 2/15/29 (b)	345,000	349,126
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6% 8/1/26 (b)	475,000	469,447
Mesquite Energy, Inc. 7.25% (b)(d)(e)	135,000	0
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)	615,000	595,829
6.75% 9/15/25 (b)	1,290,000	1,274,586
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)	525,000	534,348
NGL Energy Partners LP 8.125% 2/15/29 (b)	345,000	346,735
Northern Oil & Gas, Inc. 8.75% 6/15/31 (b)	285,000	297,870
NuStar Logistics LP 6% 6/1/26	150,000	149,655
Occidental Petroleum Corp.:
5.875% 9/1/25	1,650,000	1,661,170
6.95% 7/1/24	424,000	425,696
8.5% 7/15/27	750,000	819,473
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	580,000	600,776
PDC Energy, Inc. 5.75% 5/15/26	650,000	648,603
Precision Drilling Corp. 7.125% 1/15/26 (b)	556,000	551,869
Range Resources Corp. 4.875% 5/15/25	450,000	444,375
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	430,000	447,411
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	1,002,000	1,027,526
SM Energy Co. 6.625% 1/15/27	431,000	428,982
Southwestern Energy Co. 5.7% 1/23/25 (f)	428,000	425,413
Sunnova Energy Corp. 5.875% 9/1/26 (b)	810,000	672,300
Sunoco LP/Sunoco Finance Corp. 6% 4/15/27	1,010,000	1,010,188
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)	750,000	737,813
Talos Production, Inc. 9% 2/1/29 (b)(g)	100,000	101,334
Transocean Aquila Ltd. 8% 9/30/28 (b)	540,000	549,059
Transocean, Inc. 8.75% 2/15/30 (b)	617,500	639,928
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 6.875% 4/1/26	550,000	546,770
Valaris Ltd. 8.375% 4/30/30 (b)	305,000	312,704
Venture Global Calcasieu Pass LLC 6.25% 1/15/30 (b)	265,000	265,210
Western Gas Partners LP 4.65% 7/1/26	1,300,000	1,280,398
		29,977,761
Entertainment/Film - 0.6%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (b)	1,450,000	1,381,227
Environmental - 0.4%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	210,000	212,743
GFL Environmental, Inc. 6.75% 1/15/31 (b)	180,000	184,100
Madison IAQ LLC 4.125% 6/30/28 (b)	700,000	643,229
		1,040,072
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	1,100,000	1,044,878
6.5% 2/15/28 (b)	985,000	995,692
		2,040,570
Food/Beverage/Tobacco - 1.0%
C&S Group Enterprises LLC 5% 12/15/28 (b)	380,000	308,598
Chobani LLC/Finance Corp., Inc. 7.625% 7/1/29 (b)	265,000	268,303
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)(g)	210,000	210,000
KeHE Distributor / Nextwave 9% 2/15/29 (b)(g)	345,000	348,113
Performance Food Group, Inc. 5.5% 10/15/27 (b)	400,000	390,120
Post Holdings, Inc.:
5.625% 1/15/28 (b)	125,000	123,013
5.75% 3/1/27 (b)	596,000	593,113
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	100,000	97,250
United Natural Foods, Inc. 6.75% 10/15/28 (b)	95,000	79,800
		2,418,310
Gaming - 5.3%
Affinity Interactive 6.875% 12/15/27 (b)	1,030,000	932,095
Boyd Gaming Corp. 4.75% 12/1/27	475,000	458,850
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)	1,350,000	1,354,610
6.5% 2/15/32 (b)(g)	665,000	672,356
8.125% 7/1/27 (b)	900,000	923,621
Caesars Resort Collection LLC 5.75% 7/1/25 (b)	495,000	495,952
Carnival Corp. 10.5% 6/1/30 (b)	245,000	269,008
Churchill Downs, Inc.:
4.75% 1/15/28 (b)	300,000	285,731
6.75% 5/1/31 (b)	495,000	500,631
Golden Entertainment, Inc. 7.625% 4/15/26 (b)	175,000	175,219
International Game Technology PLC 4.125% 4/15/26 (b)	825,000	798,599
Las Vegas Sands Corp. 3.5% 8/18/26	400,000	382,254
Light & Wonder International, Inc. 7% 5/15/28 (b)	1,000,000	998,820
Melco Resorts Finance Ltd. 5.25% 4/26/26 (b)	200,000	191,250
Ontario Gaming GTA LP 8% 8/1/30 (b)	275,000	286,688
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (b)	95,000	91,185
Studio City Finance Ltd. 5% 1/15/29 (b)	225,000	191,250
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (b)	715,000	697,554
4.625% 6/15/25 (b)	300,000	295,565
5.625% 5/1/24 (b)	1,000,000	998,443
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (b)	325,000	317,602
5.5% 3/1/25 (b)	1,025,000	1,023,706
		12,340,989
Healthcare - 4.7%
1375209 BC Ltd. 9% 1/30/28 (b)	562,000	545,140
Bausch Health Companies, Inc.:
5.5% 11/1/25 (b)	1,085,000	997,110
11% 9/30/28 (b)	850,000	578,255
14% 10/15/30 (b)	197,000	110,130
Centene Corp. 3% 10/15/30	210,000	181,663
Community Health Systems, Inc.:
5.625% 3/15/27 (b)	1,950,000	1,801,378
6.875% 4/15/29 (b)	750,000	510,000
HCA Holdings, Inc. 5.875% 2/15/26	650,000	656,148
IQVIA, Inc. 5% 5/15/27 (b)	1,675,000	1,637,036
Modivcare, Inc. 5.875% 11/15/25 (b)	250,000	246,893
Molina Healthcare, Inc. 3.875% 5/15/32 (b)	235,000	201,149
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	550,000	503,222
Owens & Minor, Inc. 4.5% 3/31/29 (b)	65,000	57,042
RegionalCare Hospital Partners Holdings, Inc. 11% 10/15/30 (b)	290,000	308,581
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)	327,000	327,491
Tenet Healthcare Corp. 5.125% 11/1/27	2,300,000	2,233,338
		10,894,576
Homebuilders/Real Estate - 3.5%
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 5.75% 5/15/26 (b)	1,050,000	1,013,651
Greystar Real Estate Partners 7.75% 9/1/30 (b)	230,000	241,746
HAT Holdings I LLC/HAT Holdings II LLC 8% 6/15/27 (b)	285,000	295,150
LGI Homes, Inc. 8.75% 12/15/28 (b)	195,000	205,862
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,700,000	1,286,711
5.25% 8/1/26	1,285,000	1,087,076
Railworks Holdings LP 8.25% 11/15/28 (b)	230,000	229,341
Service Properties Trust 7.5% 9/15/25	800,000	812,062
Starwood Property Trust, Inc. 4.75% 3/15/25	1,500,000	1,470,000
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	500,000	426,126
6.5% 2/15/29 (b)	1,400,000	987,550
		8,055,275
Hotels - 0.1%
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	230,000	230,485
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc. 8.25% 2/1/29 (b)	530,000	531,358
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
6.75% 10/15/27 (b)	30,000	29,290
7% 1/15/31 (b)	200,000	202,120
Enact Holdings, Inc. 6.5% 8/15/25 (b)	200,000	199,554
		962,322
Leisure - 4.0%
Carnival Corp. 7.625% 3/1/26 (b)	2,430,000	2,468,343
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	400,000	390,028
5.875% 2/15/27 (b)	525,000	517,228
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	120,000	118,081
5.5% 8/31/26 (b)	1,435,000	1,420,455
5.5% 4/1/28 (b)	600,000	592,436
7.25% 1/15/30 (b)	445,000	463,783
11.625% 8/15/27 (b)	1,500,000	1,631,626
Six Flags Entertainment Corp. 5.5% 4/15/27 (b)	550,000	547,201
Viking Cruises Ltd. 9.125% 7/15/31 (b)	1,000,000	1,070,000
		9,219,181
Metals/Mining - 1.1%
Arsenal AIC Parent LLC 8% 10/1/30 (b)	110,000	114,737
Cleveland-Cliffs, Inc. 6.75% 4/15/30 (b)	195,000	196,709
ERO Copper Corp. 6.5% 2/15/30 (b)	340,000	307,700
Howmet Aerospace, Inc. 5.125% 10/1/24	48,000	47,787
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	880,000	852,723
Mineral Resources Ltd. 9.25% 10/1/28 (b)	185,000	195,406
Novelis Corp. 3.25% 11/15/26 (b)	950,000	889,508
		2,604,570
Paper - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	925,000	914,529
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	675,000	635,233
5.75% 4/15/25 (b)	375,000	374,239
Garden SpinCo Corp. 8.625% 7/20/30 (b)	55,000	58,850
		1,068,322
Services - 5.8%
AECOM 5.125% 3/15/27	930,000	914,143
APX Group, Inc. 6.75% 2/15/27 (b)	1,505,000	1,504,958
Aramark Services, Inc. 5% 4/1/25 (b)	1,025,000	1,017,972
Artera Services LLC 9.033% 12/4/25 (b)	365,000	372,150
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	765,000	808,031
CoreCivic, Inc.:
4.75% 10/15/27	35,000	32,900
8.25% 4/15/26	515,000	527,875
CoreLogic, Inc. 4.5% 5/1/28 (b)	590,000	522,840
Iron Mountain, Inc. 4.875% 9/15/27 (b)	475,000	458,997
Life Time, Inc. 5.75% 1/15/26 (b)	425,000	420,165
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	360,000	343,800
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	875,000	874,590
Sabre GLBL, Inc. 7.375% 9/1/25 (b)	2,200,000	2,105,267
Sotheby's 7.375% 10/15/27 (b)	215,000	206,620
TriNet Group, Inc. 7.125% 8/15/31 (b)	510,000	520,773
Uber Technologies, Inc. 7.5% 9/15/27 (b)	925,000	945,084
United Rentals North America, Inc. 3.875% 11/15/27	550,000	523,950
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	1,265,000	1,216,070
		13,316,185
Super Retail - 1.5%
At Home Group, Inc. 4.875% 7/15/28 (b)	60,000	27,000
Carvana Co.:
4.875% 9/1/29 (b)	80,000	48,200
5.875% 10/1/28 (b)	115,000	70,438
EG Global Finance PLC 12% 11/30/28 (b)	1,610,000	1,701,738
Hanesbrands, Inc. 4.875% 5/15/26 (b)	900,000	867,981
Staples, Inc. 7.5% 4/15/26 (b)	700,000	655,233
Upbound Group, Inc. 6.375% 2/15/29 (b)	30,000	28,603
		3,399,193
Technology - 5.7%
Acuris Finance U.S. 5% 5/1/28 (b)	1,280,000	1,118,835
Camelot Finance SA 4.5% 11/1/26 (b)	950,000	915,965
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	1,005,000	1,031,452
CommScope, Inc. 6% 3/1/26 (b)	775,000	671,290
Elastic NV 4.125% 7/15/29 (b)	225,000	204,140
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	175,000	130,779
MicroStrategy, Inc. 6.125% 6/15/28 (b)	85,000	81,094
Open Text Corp. 3.875% 2/15/28 (b)	1,700,000	1,579,045
Qorvo, Inc. 4.375% 10/15/29	1,350,000	1,271,193
Seagate HDD Cayman 8.25% 12/15/29 (b)	165,000	177,652
Sensata Technologies BV 5% 10/1/25 (b)	2,300,000	2,289,592
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	2,000,000	1,963,276
UKG, Inc. 6.875% 2/1/31 (b)	285,000	288,206
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	625,000	534,089
Virtusa Corp. 7.125% 12/15/28 (b)	50,000	43,846
VM Consolidated, Inc. 5.5% 4/15/29 (b)	875,000	834,593
		13,135,047
Telecommunications - 4.5%
Altice Financing SA 5% 1/15/28 (b)	1,400,000	1,258,086
Altice France SA 8.125% 2/1/27 (b)	410,000	366,457
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	25,000	23,607
Cogent Communications Group, Inc. 7% 6/15/27 (b)	675,000	677,152
Consolidated Communications, Inc. 5% 10/1/28 (b)	385,000	315,217
Hughes Satellite Systems Corp. 5.25% 8/1/26	525,000	444,455
Level 3 Financing, Inc. 10.5% 5/15/30 (b)	260,000	258,700
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (b)	95,000	91,403
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,402,000	2,305,920
Sabre GLBL, Inc. 9.25% 4/15/25 (b)	25,000	24,609
SBA Communications Corp. 3.875% 2/15/27	1,550,000	1,479,198
T-Mobile U.S.A., Inc.:
2.25% 2/15/26	1,210,000	1,147,188
2.625% 4/15/26	320,000	304,648
Telecom Italia SpA 5.303% 5/30/24 (b)	800,000	795,584
ViaSat, Inc. 5.625% 9/15/25 (b)	550,000	531,438
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	450,000	342,195
		10,365,857
Transportation Ex Air/Rail - 0.5%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	70,000	60,202
Seaspan Corp. 5.5% 8/1/29 (b)	645,000	549,095
XPO, Inc. 6.25% 6/1/28 (b)	470,000	470,562
		1,079,859
Utilities - 2.9%
Calpine Corp. 5.125% 3/15/28 (b)	750,000	715,662
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,157,000	2,169,316
NextEra Energy Partners LP:
4.25% 7/15/24 (b)	500,000	494,726
4.25% 9/15/24 (b)	41,000	40,078
7.25% 1/15/29 (b)	465,000	478,952
PG&E Corp. 5% 7/1/28	460,000	444,504
Pike Corp. 8.625% 1/31/31 (b)	275,000	290,926
Solaris Midstream Holdings LLC 7.625% 4/1/26 (b)	120,000	120,194
Vistra Operations Co. LLC:
5% 7/31/27 (b)	825,000	799,254
5.625% 2/15/27 (b)	805,000	792,972
7.75% 10/15/31 (b)	255,000	264,893
		6,611,477
TOTAL NONCONVERTIBLE BONDS		189,761,481
TOTAL CORPORATE BONDS (Cost $188,605,573)		191,327,481

Common Stocks - 0.1%
	Shares	Value ($)
Diversified Financial Services - 0.0%
Lime Tree Bay Ltd. (e)(h)	80	6,078
Energy - 0.1%
California Resources Corp. warrants 10/27/24 (h)	2	27
Forbes Energy Services Ltd. (e)(h)	6,468	0
Mesquite Energy, Inc. (e)(h)	1,922	154,883
TOTAL ENERGY		154,910
TOTAL COMMON STOCKS (Cost $338,981)		160,988

Bank Loan Obligations - 11.5%
	Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.2%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9509% 6/3/28 (c)(i)(j)	439,709	422,398
Broadcasting - 1.0%
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (c)(d)(i)(j)	196,992	12,980
Univision Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 1/31/29 (c)(i)(j)	2,330,056	2,322,483
TOTAL BROADCASTING		2,335,463
Building Materials - 0.8%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 5/17/28 (c)(i)(j)	614,073	529,570
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9481% 4/29/29 (c)(i)(j)	493,750	489,430
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 6/4/28 (c)(i)(j)	851,302	845,981
TOTAL BUILDING MATERIALS		1,864,981
Chemicals - 1.2%
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9326% 9/30/28 (c)(i)(j)	396,202	392,637
Aruba Investment Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4326% 11/24/27 (c)(i)(j)	366,468	361,246
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (c)(i)(j)	366,581	362,091
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0215% 3/15/29 (c)(i)(j)	396,217	378,882
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 11/9/28 (c)(i)(j)	712,884	709,804
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4474% 3/16/27 (c)(i)(j)	31,976	31,872
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 9/22/28 (c)(i)(j)	558,026	557,629
TOTAL CHEMICALS		2,794,161
Consumer Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1971% 5/17/28 (c)(i)(j)	24,438	23,729
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (c)(j)	227,378	118,236
TOTAL CONSUMER PRODUCTS		141,965
Diversified Financial Services - 0.4%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5857% 4/21/28 (c)(i)(j)	834,434	831,830
Energy - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (c)(d)(e)(j)	60,604	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(e)(i)(j)	35,876	0
term loan 3 month U.S. LIBOR + 0.000% 0% (d)(e)(i)(j)	15,000	0
TOTAL ENERGY		0
Environmental - 0.3%
LRS Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6971% 6/28/28 (c)(i)(j)	686,000	675,710
Food/Beverage/Tobacco - 0.2%
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7111% 5/16/29 (c)(i)(j)	364,078	323,575
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8598% 3/31/28 (c)(i)(j)	53,625	52,700
TOTAL FOOD/BEVERAGE/TOBACCO		376,275
Gaming - 0.1%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3326% 1/27/29 (c)(i)(j)	318,407	317,365
Healthcare - 0.9%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% 11/23/27 (c)(i)(j)	654,606	268,591
Confluent Health LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4471% 11/30/28 (c)(i)(j)	14,752	14,530
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3326% 5/4/28 (c)(i)(j)	19,500	19,510
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 5/5/28 (c)(i)(j)	48,302	48,265
MED ParentCo LP 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6971% 8/31/26 (c)(i)(j)	439,550	433,115
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4511% 10/23/28 (c)(i)(j)	112,988	112,740
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.45% 6/2/28 (c)(i)(j)	804,266	802,762
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1098% 11/30/27 (c)(i)(j)	14,661	14,595
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 11/15/28 (c)(i)(j)	58,950	58,760
RadNet Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5743% 4/23/28 (c)(i)(j)	327,642	327,606
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7172% 10/1/28 (c)(i)(j)	29,325	27,665
TOTAL HEALTHCARE		2,128,139
Hotels - 0.0%
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1971% 8/2/28 (c)(i)(j)	48,875	48,770
Insurance - 0.7%
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8332% 11/6/30 (c)(i)(j)	382,615	383,204
AssuredPartners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 2/13/27 (c)(i)(j)	479,607	477,929
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4326% 8/19/28 (c)(i)(j)	366,553	361,462
USI, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3481% 11/22/29 (c)(i)(j)	366,562	365,906
TOTAL INSURANCE		1,588,501
Leisure - 0.2%
Hayward Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1971% 5/28/28 (c)(i)(j)	390,000	388,955
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6098% 5/12/28 (c)(i)(j)	24,375	24,215
TOTAL LEISURE		413,170
Paper - 0.5%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.1076% 4/13/29 (c)(i)(j)	1,124,989	1,116,372
Railroad - 0.1%
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4448% 12/30/26 (c)(i)(j)	321,838	321,410
Services - 1.9%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 12/21/28 (c)(i)(j)	561,643	562,435
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1826% 5/14/28 (c)(i)(j)	1,457,020	1,437,904
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1826% 12/10/29 (c)(i)(j)	20,000	18,438
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 12/10/28 (c)(i)(j)	881,843	863,227
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8771% 8/1/30 (c)(i)(j)	264,338	263,383
CHG Healthcare Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 9/30/28 (c)(i)(j)	14,663	14,601
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 6/2/28 (c)(i)(j)	48,875	47,083
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4234% 4/11/29 (c)(i)(j)	408,396	374,744
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6246% 3/4/28 (c)(i)(j)	892,715	794,373
TOTAL SERVICES		4,376,188
Super Retail - 0.9%
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5743% 4/1/28 (c)(i)(j)	488,722	386,266
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1971% 3/5/28 (c)(i)(j)	1,153,383	1,149,242
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1826% 12/18/27 (c)(i)(j)	505,231	500,431
TOTAL SUPER RETAIL		2,035,939
Technology - 0.8%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4981% 2/16/28 (c)(i)(j)	10,156	9,930
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5826% 2/15/29 (c)(i)(j)	851,188	838,420
Dayforce, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9471% 4/30/25 (c)(i)(j)	366,201	366,355
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1971% 3/31/29 (c)(i)(j)	80,000	74,000
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1971% 3/31/28 (c)(i)(j)	14,625	14,475
Maverick Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2127% 5/18/28 (c)(i)(j)	293,269	291,929
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4326% 11/10/27 (c)(i)(j)	340,375	338,673
TOTAL TECHNOLOGY		1,933,782
Telecommunications - 0.5%
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6976% 11/30/27 (c)(i)(j)	478,909	476,615
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 10/2/27 (c)(i)(j)	250,000	235,418
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2003% 4/30/27 (c)(i)(j)	150,738	150,314
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6826% 9/21/27 (c)(i)(j)	340,153	319,621
TOTAL TELECOMMUNICATIONS		1,181,968
Textiles/Apparel - 0.3%
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7204% 4/16/28 (c)(i)(j)	603,273	598,091
Utilities - 0.4%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0859% 1/21/31 (c)(i)(j)	602,275	598,698
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10.6098% 2/15/24 (c)(i)(j)	458,362	445,184
TOTAL UTILITIES		1,043,882
TOTAL BANK LOAN OBLIGATIONS (Cost $26,604,833)		26,546,360

Preferred Securities - 0.8%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.3%
Ally Financial, Inc.:
4.7% (c)(k)	220,000	178,302
4.7% (c)(k)	230,000	174,800
Wells Fargo & Co. 7.625% (c)(k)	290,000	303,783
TOTAL BANKS & THRIFTS		656,885
Diversified Financial Services - 0.2%
Charles Schwab Corp. 5.375% (c)(k)	515,000	507,719
Energy - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6693% (c)(i)(k)	625,000	611,608
TOTAL PREFERRED SECURITIES (Cost $1,584,739)		1,776,212

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (l) (Cost $8,759,348)	8,757,597	8,759,348

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $225,893,474)	228,570,389
NET OTHER ASSETS (LIABILITIES) - 0.8%	1,862,771
NET ASSETS - 100.0%	230,433,160

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $146,690,356 or 63.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Non-income producing - Security is in default.
(e)	Level 3 security
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Non-income producing
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	35,169,742	133,789,525	160,199,919	914,765	39	(39)	8,759,348	0.0%
Total	35,169,742	133,789,525	160,199,919	914,765	39	(39)	8,759,348

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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